PREPAIDS (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
Prepaid inventory			$ 8,531	$ 14,806
Prepaid rent				21,328
Total Inventory			$ 8,531	$ 36,134